Financial Instruments (Schedule of Type of Interest Borne by Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ (1,351,073)	$ (1,751,691)
Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	142,619	311,951
Financial liabilities	(365,704)	(864,953)
Financial assets (liabilities), net	(223,085)	(553,002)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	57,448	54,408
Financial liabilities	(450,980)	(665,080)
Financial assets (liabilities), net	$ (393,532)	$ (610,672)